Taxation (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Income/(loss) before tax
Income/(loss) from China operations		¥ (578,300)	¥ 3,681,735	¥ 1,730,549
Loss from non-China operations		(1,795,378)	(3,560,775)	(3,612,450)
Income/(loss) before tax	$ (345,236)	(2,373,678)	120,960	(1,881,901)
Income tax benefits/(expenses) applicable to China operations
Current income tax expenses		(437,326)	(360,603)	(201,173)
Deferred tax benefits		10,454	221,010	34,782
Subtotal income tax expenses applicable to China operations		(426,872)	(139,593)	(166,391)
Total income tax expenses	$ (62,086)	¥ (426,872)	¥ (139,593)	¥ (166,391)